EVENTS AFTER THE REPORTING PERIOD (Details)																					12 Months Ended
	May 09, 2025 USD ($)	May 09, 2025 EUR (€)	Mar. 07, 2025 USD ($)	Mar. 07, 2025 EUR (€)	Jan. 21, 2025 USD ($)	Jan. 21, 2025 EUR (€)	Dec. 20, 2024 USD ($) Tranche	Dec. 20, 2024 EUR (€) Tranche	Nov. 03, 2024 USD ($)	Oct. 30, 2024 USD ($)	Oct. 30, 2024 EUR (€)	Sep. 05, 2024 USD ($)	Sep. 05, 2024 EUR (€)	Jul. 29, 2024 USD ($)	Jul. 29, 2024 EUR (€)	Jul. 10, 2024 USD ($)	Jul. 10, 2024 EUR (€)	May 24, 2024 USD ($)	Apr. 10, 2024 USD ($)	Nov. 22, 2023 € / shares shares	Jun. 30, 2023	Nov. 03, 2024 EUR (€)	May 24, 2024 EUR (€)	Apr. 10, 2024 EUR (€)
Events after reporting period [Abstract]
Debt repayment period																					5 years
Subsequent Events [Member]
Events after reporting period [Abstract]
Number of ordinary shares repurchased (in shares) | shares																				25,000
Shares repurchased, cost per share (in Euros per share) | € / shares																				€ 1
Amended Purchase Agreement, early release amount from escrow																		$ 10,000,000	$ 5,000,000				€ 9,300,000	€ 4,600,000
Percentage of warrant to purchase a number of shares																			7.50%
Loans payable in default									$ 5,000,000													€ 4,600,000
Debt repayment period									5 years
Outstanding debt subject to deferral									$ 10,000,000													€ 9,200,000
Transaction cost deferrals, payment period									12 months
Subsequent Events [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares																		2.50%
Security purchase agreement, amount							$ 25,000,000	€ 24,100,000
Number of tranches | Tranche							5	5
Subsequent Events [Member] | Tranche One [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, amount of each installment							$ 5,000,000	€ 4,800,000
Subsequent Events [Member] | Tranche Two [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, amount of each installment							5,000,000	4,800,000
Subsequent Events [Member] | Tranche Three [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, amount of each installment							5,000,000	4,800,000
Subsequent Events [Member] | Tranche Four [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, amount of each installment							5,000,000	4,800,000
Subsequent Events [Member] | Tranche Five [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, amount of each installment							$ 5,000,000	€ 4,800,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche One [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares							5.00%	5.00%
Security purchase agreement, funded amount							$ 5,000,000	€ 4,800,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Two [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, funded amount					$ 5,000,000	€ 4,800,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, funded amount			$ 5,000,000	€ 4,600,000				€ 4,600,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Security purchase agreement, funded amount	$ 5,000,000	€ 4,600,000
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche One [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares																2.50%	2.50%
Amount released from escrow																$ 5,000,000	€ 4,600,000
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche Two [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares														2.50%	2.50%
Amount released from escrow														$ 5,000,000	€ 4,600,000
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche Three [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares												2.50%	2.50%
Amount released from escrow												$ 5,000,000	€ 4,500,000
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche Four [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares										2.50%	2.50%
Amount released from escrow										$ 5,000,000	€ 4,600,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares							5.00%	5.00%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche One [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Release from payment reserve fund							$ 400,000	€ 384,915
Payable in cash interest							8.50%	8.50%
Payable in kind interest							3.50%	3.50%
Interest rate							12.00%	12.00%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Two [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares					5.00%	5.00%
Release from payment reserve fund					$ 400,000	€ 386,361	$ 400,000	€ 386,361
Interest rate					4.63%	4.63%	4.63%	4.63%
Additional funding to purchase security					$ 5,400,000	€ 5,200,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Two [Member] | Existing Lenders [Member]
Events after reporting period [Abstract]
Interest rate					0.37%	0.37%	0.37%	0.37%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares			5.00%	5.00%
Release from payment reserve fund			$ 400,000	€ 370,648				€ 370,648
Interest rate			4.63%	4.63%
Additional funding to purchase security			$ 5,400,000	€ 5,000,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | Existing Lenders [Member]
Events after reporting period [Abstract]
Interest rate			0.37%	0.37%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member]
Events after reporting period [Abstract]
Percentage of warrant to purchase a number of shares	5.00%	5.00%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member] | OIC Finance [Member]
Events after reporting period [Abstract]
Release from payment reserve fund	$ 400,000	€ 369,800						€ 369,800
Interest rate	0.37%	0.37%
Additional funding to purchase security | $	$ 5,400,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member] | Existing Lenders [Member]
Events after reporting period [Abstract]
Interest rate	4.63%	4.63%